SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($) Vessel Agreement Segment Subsidiary Customer Charter	Dec. 31, 2015 USD ($) Customer Charter	Dec. 31, 2014 USD ($) Customer	Nov. 12, 2015
Basis of Accounting [Abstract]
Long-Term Debt	[1]	$ 442,820	$ 324,568
Other Non-current Assets		$ 10,487	10,474
Cash and Cash Equivalents [Abstract]
Original maturities of deposits classified as cash and cash equivalents		3 months
Accounts Receivable [Abstract]
Allowance for doubtful balances		$ 150,000	0
Vessels, Net [Abstract]
Number of types of vessel | Vessel		1
Historical and average spot market rate		15 years
Estimate useful life of vessel		25 years
Impairment on vessels		$ 0	0	$ 0
Impairment Of Long-Lived Assets [Abstract]
Salvage value of the vessel		$ 9,000
Drydock [Abstract]
Period when vessels are required to be drydocked, minimum		30 months
Period when vessels are required to be drydocked, maximum		60 months
Deferred Compensation Liability [Abstract]
Number of individual deferred compensation agreements | Agreement		2
Defined Benefit Plan [Abstract]
Net liability		$ 100	$ 200
Segment Information [Abstract]
Number of operating segment | Segment		1
Income Taxes [Abstract]
Statutory rate of corporate earnings		0.00%
Number of wholly owned subsidiaries | Subsidiary		2
Income tax rate for wholly-owned subsidiaries in Norway		25.00%	27.00%	27.00%
Income tax expense		$ (102)	$ (96)	$ (47)
Concentration Risk [Line Items]
Accounts receivable, net		$ 18,100	28,600
Scenario, Previously Reported [Member]
Basis of Accounting [Abstract]
Long-Term Debt			330,000
Other Non-current Assets			$ 15,900
Ballast Tank [Member]
Vessels, Net [Abstract]
Improvements amortized over a period		8 years
Nordic American Offshore Limited [Member]
Principles of Consolidation [Line Items]
Percentage of ownership interest					29.10%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk percentage		44.00%	43.00%
Number of charterers accounted for outstanding amount | Charter		3	2
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration of credit risk percentage		16.00%	20.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration of credit risk percentage		16.00%	21.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration of credit risk percentage		12.00%
Revenues [Member]
Concentration Risk [Line Items]
Number of customers accounted for total revenues | Customer		1	2	2
Concentration of credit risk percentage		32.00%	42.00%	40.00%
Revenues [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration of credit risk percentage			30.00%	29.00%
Revenues [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration of credit risk percentage			12.00%	11.00%

[1]	Long-Term Debt consists of outstanding amounts on the Credit Facility less unamortized deferred financing cost. Outstanding amounts on the Credit Facility were $447,000 and $330,000 as of December 31, 2016 and 2015, respectively. Please see note 2 to these Consolidated Financial Statements describing the effects of the accounting principle change covering the deferred financing cost.